Shareholder Report, Holdings (Details) - C000229339	Nov. 30, 2025
FR_912810UD8
Holdings [Line Items]
Percent of Net Asset Value	12.80%
FR_91282CMK4
Holdings [Line Items]
Percent of Net Asset Value	11.30%
FR_3142GVGD7
Holdings [Line Items]
Percent of Net Asset Value	8.40%
FR_31418D7E6
Holdings [Line Items]
Percent of Net Asset Value	7.70%
FR_36179WLN6
Holdings [Line Items]
Percent of Net Asset Value	4.80%
FR_01F0206C8
Holdings [Line Items]
Percent of Net Asset Value	3.30%
FR_ACI2JQNJ7
Holdings [Line Items]
Percent of Net Asset Value	1.30%
FR_14689MAF7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
FR_06604AAF1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
FR_ACI1V3D81
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AssetU.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	24.20%
AssetU.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	24.10%
AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	20.10%
AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.90%
AssetNon-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.00%
AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	6.50%
AssetForeign Government Obligations & Municipalities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
AssetBond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AssetMunicipal Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)